Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit for the year	$ 150,950	$ 138,709	$ 118,986
Adjustments for:
Depreciation	104,900	98,472	87,490
Impairment loss	8,674	142	32,471
(Gain)/loss on disposal of vessels	(8,196)	1,033	(171)
Financial costs	4,830	67,060	47,639
Financial income	(190)	(7,612)	(2,363)
Gain on derivatives (excluding realized gain on forward foreign exchange contracts held for trading)		(1,447)	(9,646)
Share-based compensation		1,357	760
Adjusted profit	260,968	297,714	275,166
Decrease/(increase) in trade and other receivables	11,003	(13,590)	361
Decrease/(increase) in inventories	187	(18)	97
Change in related parties, net	5,321	(17,530)	1,459
(Increase)/decrease in prepayments and other current assets	1,720	(2,314)	(1,959)
(Increase)/decrease in other non-current assets	506	(1,833)	(111)
Decrease in other non-current liabilities	(93)	(1,111)	(86)
(Decrease)/increase in trade accounts payable	(178)	4,349	(366)
Increase/(decrease) in other payables and accruals	(9,538)	(3,269)	3,183
Net cash provided by operating activities	269,896	262,398	277,744
Cash flows from investing activities:
Proceeds from sale of vessel and sale and lease-back, net	148,220	137,188	101,981
Payments for tangible fixed assets additions	(8,477)	(15,169)	(2,529)
Payments for right-of-use assets	(614)	(5,525)	(16)
Financial income received	248	7,943	1,974
Purchase of short-term cash deposits		(58,000)	(50,000)
Maturity of short-term cash deposits		83,000	25,000
Net cash provided by investing activities	139,377	149,437	76,410
Cash flows from financing activities:
Borrowings repayments		(217,070)	(168,585)
Principal elements of lease payments	(33,863)	(23,103)	(12,242)
Interest paid	(4,830)	(69,791)	(43,051)
Payment of loan issuance costs, net	(33)	359	(21)
Proceeds from interest rate swaps termination		3,488
Proceeds from issuances of general partner units			16
Repurchases of preference units			(49,247)
Payment of offering costs			(20)
Distributions paid (including common and preference)	(226,443)	(292,259)	(29,101)
Return of capital contributions	(148,220)
Net cash used in financing activities	(413,389)	(598,376)	(302,251)
Effects of exchange rate changes on cash and cash equivalents		306	689
Increase/(decrease) in cash and cash equivalents	(4,116)	(186,235)	52,592
Cash and cash equivalents, beginning of the year	11,887	198,122	145,530
Cash and cash equivalents, end of the year	$ 7,771	$ 11,887	$ 198,122